Share-based Payments	12 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based Payments	Share-based Payments
Takeda maintains share-based compensation payment plans for the benefit of its directors and certain employees of the Company and its subsidiaries and affiliates worldwide. Takeda recorded total compensation expense related to its share-based payment plans of JPY 43,730 million, JPY 61,024 million, and JPY 71,510 million for the years ended March 31, 2022, 2023 and 2024, respectively, in its consolidated statements of profit or loss.
Equity-settled Plans
Stock Options
Takeda previously provided a stock option plan under which it granted awards to members of Takeda’s board of directors (the “Board”) and senior management through the year ended March 31, 2014. There were no stock options granted for the years ended March 31, 2023 and 2024 and all previously granted awards are fully vested. These awards generally vested three years after the grant date. The stock options are exercisable for 10 years after the grant date for options held by members of the Board and 20 years for options held by senior management. The individual must be either a Board member or an employee of the Company or one of its subsidiaries or affiliates to exercise the options, unless the individual retired due to the expiration of their term of office, mandatory retirement or other acceptable reasons.
There was no compensation expense recorded during the years ended March 31, 2022, 2023 and 2024 as all awards were fully vested.
The following table summarizes the stock option activity:

	For the Year Ended March 31
	2022		2023		2024
	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)
As of beginning of the year	3,357,200	¥4,082	3,347,100	¥4,094	3,303,600	¥4,111
Exercised	(10,100)	1	(43,500)	2,802	(122,700)	3,464
As of end of the year	3,347,100	4,094	3,303,600	4,111	3,180,900	4,136
All of the stock options were exercisable as of March 31, 2022, 2023 and 2024.
The weighted-average share price at the date of exercise was JPY 3,815, JPY 3,852 and JPY 4,540 during the years ended March 31, 2022, 2023 and 2024, respectively. The weighted-average exercise price and weighted-average remaining contractual life of the share options outstanding were JPY 4,094 and 10 years, JPY 4,111 and 9 years, and JPY 4,136 and 8 years, as of March 31, 2022, 2023 and 2024, respectively.
Stock Incentive Plans
Takeda has the following 3 stock-based incentive compensation plans for its directors and eligible employees including members of senior management:

Board incentive plan (“BIP”) Trust -The BIP Trust is an incentive plan for board directors designed based on Restricted Stock Units and Performance Share Units, whereby Restricted Stock Unit awards and Performance Share Unit awards are granted to board directors. Each award is settled in a single share of the Company’s common stock. Under the BIP, Restricted Stock Unit awards are subject to certain service-based conditions and vest ratably over three years. Performance Share Unit awards are granted to internal directors and are subject to certain service-based conditions and also subject to the achievement of certain performance metrics that are intended to align with Takeda’s strategic focus and long-term growth. Performance Share Unit awards vest three years from the date of grant. For purposes of the Performance Share Unit awards, the performance metrics may include top line revenues, cash flow, indicators on profit, R&D metrics and other performance factors over a three-year performance period. The settlement value of the awards is based on stock price and subject to, among other things, applicable tax withholding, foreign exchange rates (in countries other than Japan) and the value of company dividends during the vesting period. Takeda, through a wholly owned trust, buys shares of the Company’s common stock in the market on the grant date, and uses these shares to settle the awards upon vesting. The number of shares the individual receives (either through physical settlement or cash) is based on the achievement of the performance criteria and vesting of the award. The trust settles the awards through the issuance of shares to individuals residing in Japan. For individuals residing outside of Japan, the trust sells the shares the individual is eligible to receive and pays cash to the individual in settlement of the award.

Employee Stock Ownership Plan (“ESOP”) Trust - The ESOP Trust is an employee incentive plan designed based on Restricted Stock Units and Performance Share Units, whereby Restricted Stock Unit awards and Performance Share Unit awards are granted to certain employees, including members of senior management of the Company. Each award is settled in a single share of the Company's common stock. Restricted Stock Unit awards and Performance Share Unit awards are granted to certain members of senior management while Restricted Stock Unit awards are granted to the remainder of employees. Restricted Stock Unit awards are subject to certain service-based conditions and vest ratably over three years. Performance Share Unit awards are subject to certain service-based conditions and also subject to the achievement of certain performance metrics that are intended to align with Takeda’s strategic focus and long-term growth. Performance Share Unit awards vest three years from the date of grant. For purposes of the Performance Share Unit awards, the performance metrics may include top line revenues, cash flow, indicators on profit, R&D metrics and other performance factors over a three-year performance period. The settlement value of the awards is based on stock price and subject to, among other things, applicable tax withholding and the value of company dividends during the vesting period. Takeda, through a wholly owned trust, buys shares of the Company's common stock in the market or issues shares the Company's common stock on the grant date and uses these shares to settle the awards upon vesting. The number of shares the individual receives is based on the achievement of the performance criteria and vesting of the award. The trust settles the awards through the issuance of shares to individuals residing in Japan. For individuals residing outside of Japan, the trust sells the shares the individual is eligible to receive and pays cash to the individual in settlement of the award.

Long-Term Incentive Plan for Company Group Employees residing outside of Japan (“LTIP”) - The LTIP was approved by the Board on June 24, 2020 and is an incentive plan that provides for the grant of awards to eligible employees, including members of senior management of the Company and its subsidiaries and affiliates outside of Japan. The LTIP provides for the grant of Restricted Stock Units and Performance Stock Units, as well other equity based awards. Grants under the LTIP may be settled in American Depositary Shares (“ADSs”) or cash, or a combination thereof.
Takeda first granted awards under the LTIP on July 1, 2020 in the form of Restricted Stock Unit awards and Performance Stock Unit awards, and no other forms of awards have been granted under the LTIP to date. Restricted Stock Unit awards are subject to certain service-based conditions and vest ratably over three years. Performance Stock Unit awards are subject to certain service-based conditions and also subject to the achievement of certain performance metrics that are intended to align with Takeda’s strategic focus and long-term growth. Performance Stock Unit awards vest three years from the date of grant. For purposes of the Performance Stock Unit awards, the performance metrics may include top line revenues, cash flow, indicators on profit, R&D metrics and other performance factors over a three-year performance period. The value of such awards when such awards are to be settled in ADSs is based on the fair market value of the shares of the Company's common stock converted into ADSs, subject to, among other things, applicable tax withholding, foreign exchange rates and the value of company dividends during the vesting period. Restricted Stock Unit awards and Performance Stock Unit awards granted under the LTIP are to be settled in ADSs to award recipients residing and employed in countries outside of Japan where settlement in ADSs is permitted by local law and regulation. In countries outside of Japan where such form of settlement is not permissible due to legal, regulatory and/or administrative reasons, Restricted Stock Unit awards and Performance Stock Unit awards are structured such that settlement is to be made in cash and accounted as a “Cash-Settled LTIP Award” (please refer to Cash-Settled LTIP Awards).

The total compensation expense recognized related to these plans was JPY 43,374 million, JPY 60,672 million and JPY 70,871 million during the years ended March 31, 2022, 2023 and 2024, respectively.
The weighted average fair value of the awards at the grant date is as follows (in JPY):

	For the Year Ended March 31
	2022	2023	2024
BIP:
Weighted average fair value at grant date	¥3,738	¥3,759	¥4,527
ESOP:
Weighted average fair value at grant date	3,738	3,759	4,527
Equity-Settled LTIP:
Weighted average fair value at grant date	1,877 (USD16.90 in contractual currency)	1,909 (USD14.09 in contractual currency)	2,273 (USD15.71 in contractual currency)
The grant date fair value for BIP and ESOP was calculated using the share price of the Company's common stock on the grant date while the grant date fair value for LTIP was calculated using the share price of ADS as it was determined to be approximately the same as the fair value of the awards. One ADS equals 0.5 of the Company's common stock.
The following table summarizes the award activity related to the BIP (the number of awards) (1 award represents 1 share of the Company's common stock), ESOP (the number of awards) (1 award represents 1 share of the Company's common stock) and Equity-settled LTIP (the number of awards) (1 award represents 1 share of the ADS). One ADS equals 0.5 of the Company's common stock:

	For the Year Ended March 31
	2022			2023			2024
	BIP	ESOP	Equity-Settled LTIP	BIP	ESOP	Equity-Settled LTIP	BIP	ESOP	Equity-Settled LTIP
At beginning of the year	1,035,843	7,751,952	23,412,994	1,216,361	3,372,452	40,861,734	1,311,989	773,844	59,752,598
Granted	536,121	534,437	29,211,506	544,491	450,340	38,897,622	338,189	363,559	36,531,621
Forfeited/expired before vesting	—	(552,490)	(4,270,590)	(13,554)	(96,015)	(4,682,948)	—	(39,545)	(4,747,804)
Vested	(355,603)	(4,361,447)	(7,466,212)	(435,309)	(2,949,200)	(15,237,880)	(450,206)	(351,096)	(25,916,216)
Transfer to Cash-Settled LTIP	—	—	(25,964)	—	—	(85,930)	—	—	(209,715)
Transfer to Cash-Settled RSU	—	—	—	—	(3,733)	—	—	—	—
At end of the year	1,216,361	3,372,452	40,861,734	1,311,989	773,844	59,752,598	1,199,972	746,762	65,410,484

The balance as of March 31, 2022, 2023, and 2024, each represents unvested awards. The weighted average remaining contractual life of the outstanding awards was one year for the BIP as of March 31, 2023 and 2024, one year for the ESOP as of March 31, 2023 and 2024, and one year for the Equity-Settled LTIP plans as of March 31, 2023 and 2024.
Cash-Settled Awards
Takeda previously provided a phantom stock appreciation rights (“PSARs”) plan through the year ended March 31, 2014, and a restricted stock units (“RSUs”) plan through the year ended March 31, 2021 for certain employees of subsidiaries of the Company. The value of these awards is linked to share price of the Company and are settled in cash. Moreover, where settlement of awards granted under the LTIP described under “—Equity Settled Plans” above in ADSs or shares of common stock is not permissible due to legal, regulatory and/or administrative reasons, such awards are settled in cash. The total compensation expense recorded associated with these plans was JPY 356 million, JPY 352 million and JPY 639 million during the years ended March 31, 2022, 2023 and 2024, respectively. The total liability reflected in the consolidated statements of financial position as of March 31, 2022, 2023 and 2024 is JPY 1,583 million, JPY 1,026 million and JPY 1,018 million, respectively.
Phantom stock appreciation rights (“PSARs”)
The PSARs vest one third each year over a three-year period from the end of the fiscal year during which the awards were granted and can be exercised for a period of ten years from the end of the fiscal year during which the awards were granted. The awards are settled through a cash payment to the holder based on the difference between the share price of the Company at the date of exercise, and the share price at the date of grant.
The following table summarizes the award activity related to the PSARs (the number of awards) (1 award represents 1 share of the Company's common stock) :

	For the Year Ended March 31
	2022		2023		2024
	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)
As of beginning of the year	2,270,439	¥4,997	1,471,095	¥5,481	217,530	¥5,956
Forfeited/expired after vesting	(799,344)	5,134	(1,253,565)	6,054	(217,530)	6,428
As of end of the year	1,471,095	5,481	217,530	5,956	—	—

All PSARs were vested and expired as of March 31, 2024. There was no intrinsic value of vested cash-settled share-based payments as of March 31, 2022 and 2023.
Restricted stock units (RSUs)
The RSUs vest one third each year over a three-year period from the end of the fiscal year during which the awards were granted. The RSUs are settled upon vesting based on the share price at the vesting date plus any dividends paid on shares during the vesting period. There is no exercise price payable by the holder.
The following table summarizes the award activity related to the RSUs (the number of awards) (1 award represents 1 share of the Company’s common stock):

	For the Year Ended March 31
	2022	2023	2024
As of the beginning of the year	778,451	317,734	—
Forfeited/expired before vesting	(62,649)	(8,208)	—
Vested	(398,068)	(313,259)	—
Transfer from Equity-Settled ESOP	—	3,733	—
As of the end of the year	317,734	—	—
There are no unvested balance as of March 31, 2024.

Cash-Settled LTIP Awards
As noted above, for purposes of restricted stock unit awards and performance stock units granted under the LTIP in countries where settlement in ADSs is not permissible due to legal, regulatory and/or administrative reasons, such grants are structured such that settlement is to be made in cash and accounted for as Cash-Settled LTIP Awards.
The following table summarizes the award activity related to the Cash-Settled LTIP Awards (the number of awards) (1 award represents 1 ADS):

	For the Year Ended March 31
	2022	2023	2024
As of the beginning of the year	262,994	296,640	367,642
Granted	153,604	213,224	197,798
Forfeited/expired before vesting	(25,682)	(30,372)	(38,245)
Vested	(120,240)	(197,780)	(341,148)
Transfer from Equity-Settled LTIP	25,964	85,930	209,715
As of the end of the year	296,640	367,642	395,762
The balance as of March 31, 2022, 2023 and 2024, each represents unvested awards.